Shareholder Report, Average Annual Return (Details) 192638_Grayscale Bitcoin Adopters ETF_TF_TSR Annual {TF}	8 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Grayscale Bitcoin Adopters ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Grayscale Bitcoin Adopters ETF NAV
Average Annual Return, Percent	3.64%
Indxx Bitcoin Adopters Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Indxx Bitcoin Adopters Index
Average Annual Return, Percent	1.68%
S&P 500 TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR Index
Average Annual Return, Percent	24.17%